Note 26 - Contingencies (Details Textual) $ in Millions			9 Months Ended
	Apr. 09, 2018 USD ($)	Feb. 26, 2018 EUR (€)	Mar. 31, 2018 USD ($)
Statement Line Items [Line Items]
Claim damage related to notice period in service agreement, litigation | €		€ 615,600
Claim damage related to shares due to plaintiff and other unquantified amounts related to bonuses, litigation | €		€ 540,000
Bank guarantees to customers to secure performance obligations under power services contracts | $			$ 1
Commencement of major litigation [member]
Statement Line Items [Line Items]
Damages sought by company, litigation | $	$ 27